ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    ETF Series Solutions (the “Trust”)
    File Nos.: 333-179562 and 811-22668

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 667 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on December 22, 2020.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

Appendix A
Vident Core U.S. Bond Strategy ETF
Vident Core U.S. Equity Fund
Vident International Equity Fund
1